Promissory Notes (Details Textual) - USD ($)		1 Months Ended				3 Months Ended		4 Months Ended	6 Months Ended			12 Months Ended
	Aug. 10, 2015	Jan. 31, 2017	Aug. 31, 2016	Nov. 30, 2015	Aug. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	May 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Amortization of Debt Discount (Premium)						$ 0	$ 109,455					$ 431,681	$ 642,029
Interest Expense, Debt						13,116	17,148					86,711	110,919
Proceeds from Notes Payable						$ 100,000	$ 25,000	$ 48,917				220,000	$ 100,000
Debt Conversion, Converted Instrument, Warrants or Options Issued													31,687
Fair Value Assumptions, Expected Volatility Rate	105.00%
Fair Value Assumptions, Risk Free Interest Rate	1.09%
Debt Conversion, Converted Instrument, Amount										$ 181,576	$ 16,656	$ 270,076	$ 16,656
Share Price	$ 1.14					$ 0.88	$ 1.00			$ 1.00		$ 0.88	$ 1.00	$ 1.00	$ 1.00
Short-term Debt						$ 14,000						$ 14,000
Interest Payable						20,063						19,323
Debt Conversion, Original Debt, Amount												535,149
Notes Payable, Fair Value Disclosure												1,239,792
Gains (Losses) on Extinguishment of Debt, Total												(249,739)	$ (258,606)
Investor [Member]
Interest Payable										$ 3,872		2,805	3,872
Debt Instrument, Unamortized Discount										$ 54,639		0	54,639
2016 Issuances [Member]
Proceeds from Notes Payable								$ 183,753				272,748
Short-term Debt						10,000						10,000
Interest Payable, Current						$ 350						251
Notes Payable, Fair Value Disclosure												169,344
Gains (Losses) on Extinguishment of Debt, Total												53,882
2016 Issuances [Member] | Investor [Member]
Amortization of Debt Discount (Premium)												280,000
Proceeds from Notes Payable												$ 140,000
Debt Conversion, Converted Instrument, Warrants or Options Issued												92,671
Share Price												$ 1.00
Repayments of Short-term Debt												$ 51,000
Interest Payable, Current												2,805
Debt Conversion, Original Debt, Amount												75,000
Notes Payable, Fair Value Disclosure												121,490
Gains (Losses) on Extinguishment of Debt, Total												38,657
2015 Issuances [Member]
Proceeds from Notes Payable				$ 97,392									390,292
Notes Payable, Fair Value Disclosure												159,626
Gains (Losses) on Extinguishment of Debt, Total												$ 50,790
2015 Issuances [Member] | Investor [Member]
Amortization of Debt Discount (Premium)													400,000
Proceeds from Notes Payable													$ 200,000
Debt Conversion, Converted Instrument, Warrants or Options Issued													132,237
Stock Issued During Period, Shares, Conversion of Convertible Securities												228,021
Share Price										$ 1.14			$ 1.14
Interest Payable, Current												$ 28,019
Debt Conversion, Original Debt, Amount												200,000
Notes Payable, Fair Value Disclosure												334,431
Gains (Losses) on Extinguishment of Debt, Total												106,412
Preferred Stock [Member]
Debt Conversion, Converted Instrument, Amount										$ 0	$ 0	$ 0
Debt Conversion, Converted Instrument, Shares Issued												535,154
Preferred Stock [Member] | 2016 Issuances [Member] | Investor [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities												82,834
Minimum [Member] | 2016 Issuances [Member] | Investor [Member]
Debt Instrument, Convertible, Conversion Price												$ 0.25
Fair Value Assumptions, Expected Volatility Rate												109.00%
Fair Value Assumptions, Risk Free Interest Rate												0.93%
Minimum [Member] | 2015 Issuances [Member] | Investor [Member]
Debt Instrument, Convertible, Conversion Price										$ 0.25			$ 0.25
Fair Value Assumptions, Expected Volatility Rate													100.00%
Fair Value Assumptions, Risk Free Interest Rate													0.92%
Maximum [Member] | 2016 Issuances [Member] | Investor [Member]
Debt Instrument, Convertible, Conversion Price												$ 0.50
Fair Value Assumptions, Expected Volatility Rate												113.00%
Fair Value Assumptions, Risk Free Interest Rate												1.31%
Maximum [Member] | 2015 Issuances [Member] | Investor [Member]
Debt Instrument, Convertible, Conversion Price										$ 0.50			$ 0.50
Fair Value Assumptions, Expected Volatility Rate													105.00%
Fair Value Assumptions, Risk Free Interest Rate													1.33%
Notes Payable, Other Payables [Member] | 2016 Issuances [Member]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Amortization of Debt Discount (Premium)			$ 24,726									$ 187,500
Interest Expense, Debt			220,000
Proceeds from Notes Payable			$ 50,000									$ 170,000
Debt Conversion, Converted Instrument, Warrants or Options Issued			50,000									87,627
Debt Instrument, Convertible, Conversion Price												$ 1.00
Fair Value Assumptions, Expected Volatility Rate												122.00%
Fair Value Assumptions, Risk Free Interest Rate												0.87%
Stock Issued During Period, Shares, Conversion of Convertible Securities												115,462
Stock Issued During Period, Value, Conversion of Convertible Securities			$ 210,000
Debt Conversion, Converted Instrument, Amount												$ 110,000
Share Price			$ 0.25									$ 1.00
Repayments of Short-term Debt									$ 100,000
Interest Payable, Current												$ 5,462
Notes Payable, Other Payables [Member] | 2015 Issuances [Member]
Amortization of Debt Discount (Premium)				100,000									$ 13,321
Proceeds from Notes Payable				$ 100,000
Debt Conversion, Converted Instrument, Warrants or Options Issued				49,339
Debt Instrument, Convertible, Conversion Price				$ 0.25
Fair Value Assumptions, Expected Volatility Rate				101.00%
Fair Value Assumptions, Risk Free Interest Rate				1.24%
Stock Issued During Period, Shares, Conversion of Convertible Securities					441,358
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 503,149
Debt Conversion, Converted Instrument, Amount					260,900
Loss on Settlement of Debt					$ 242,249
Share Price				$ 1.14
Interest Payable, Current				$ 8,836
Long-term Debt, Gross															$ 235,000
Interest Payable															18,158
Debt Instrument, Unamortized Discount															$ 108,049
Debt Conversion, Original Debt, Amount												$ 100,000
Notes Payable, Other Payables [Member] | Preferred Stock [Member] | 2015 Issuances [Member]
Stock Issued During Period, Shares, Conversion of Convertible Securities				108,836
Notes Payable, Other Payables [Member] | Minimum [Member] | 2016 Issuances [Member]
Debt Instrument, Interest Rate, Stated Percentage												4.00%
Debt Instrument, Convertible, Conversion Price												$ 0.25
Fair Value Assumptions, Expected Volatility Rate												111.00%
Fair Value Assumptions, Risk Free Interest Rate												0.91%
Notes Payable, Other Payables [Member] | Maximum [Member] | 2016 Issuances [Member]
Debt Instrument, Interest Rate, Stated Percentage												9.00%
Debt Instrument, Convertible, Conversion Price												$ 0.50
Fair Value Assumptions, Expected Volatility Rate												116.00%
Fair Value Assumptions, Risk Free Interest Rate												1.06%
Promissory Note [Member] | Investor [Member]
Debt Instrument, Convertible, Conversion Price		$ 0.75
Interest Payable, Current		$ 13,040
Debt Instrument, Face Amount		$ 100,000
Debt Instrument, Term		120 days
Short-term Debt, Percentage Bearing Fixed Interest Rate		6.00%
Debt Conversion, Converted Instrument, Shares Issued		8,000